Concentration of Credit Risk and Trade Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Customer A	24%	29%	27%	31%
Customer B	12%	—%	13%	—%
Customer C	11%	12%	12%	13%
Customer D	—%	17%	10%	18%
Other	53%	42%	38%	38%
Total	100%	100%	100%	100%